Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002

Dear Shareholder:
During the year ended December 31, 2002, U.S. economic growth was positive but disappointing. The pattern of the recovery was choppy and most economic indicators fluctuated between strength and weakness. Consumer spending remained the economy's best-performing sector. Mortgage refinancings and low- to no-cost auto loans helped keep Americans buying. At year end, however, consumer confidence began to wane as unemployment matched its eight-year high and the threat of war with Iraq rose. In early November, to improve growth prospects, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Overall, the direction of the fixed-income markets generally followed the lead of the economy. When the economy gained strength in the first few months of 2002, a general consensus developed that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus had shifted to favoring bonds, as soft labor markets, slow capital-spending, corporate ethics scandals and geopolitical turmoil caused a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral to one of easing in August. Bond market expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a brief downdraft in bond prices. Renewed concerns about the economy and the growing prospect of war with Iraq again helped bond prices rally by year-end.

Municipal Market Conditions
The economic environment and unsettled equity markets drove municipal yields to levels last seen in the 1960s. During 2002, the yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March, to a low of
4.74 percent in September. The index yield stood at 4.87 percent at the end of December 2002. Throughout the year, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years averaged 350 basis points. Yields on New York tax-exempt bonds averaged 5 basis points lower than national levels.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge for the relative value of municipals. A declining yield ratio indicates that municipal yields have become richer. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March 2002. Municipal prices lagged the summer rally in Treasuries and the ratio moved above 100 percent. Yields on long-term municipals continued to exceed U.S. Treasuries in the fourth quarter of 2002. This anomaly indicated the attractiveness of municipals relative to Treasuries.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

In 2002, long-term municipal volume increased 24 percent to a record
$357 billion as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. Refunding issues represented almost one-quarter of the total. Bond insurance credit enhancements had a 49 percent market share. New York accounted for 14 percent of issuance based on its restructuring of state agency debt.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-Year Bond Yields 1993-2002

                INSURED            U.S.         INSURED MUNICIPAL YIELDS/
            MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/92               6.30%            7.39%                        85.25%
3/31/93                6.00%            6.92%                        86.71%
6/30/93                5.65%            6.67%                        84.71%
9/30/93                5.35%            6.02%                        88.90%
12/31/93               5.40%            6.34%                        85.17%
3/31/94                6.40%            7.09%                        90.27%
6/30/94                6.50%            7.61%                        85.41%
9/30/94                6.55%            7.81%                        83.87%
12/30/94               6.75%            7.88%                        85.66%
3/31/95                6.15%            7.43%                        82.77%
6/30/95                6.10%            6.62%                        92.15%
9/29/95                5.95%            6.48%                        91.82%
12/29/95               5.35%            5.94%                        90.07%
3/29/96                5.85%            6.66%                        87.84%
6/28/96                5.90%            6.89%                        85.63%
9/30/96                5.70%            6.93%                        82.25%
12/31/96               5.60%            6.63%                        84.46%
3/31/97                5.90%            7.10%                        83.10%
6/30/97                5.60%            6.78%                        82.60%
9/30/97                5.40%            6.40%                        84.38%
12/31/97               5.15%            5.92%                        86.99%
3/31/98                5.25%            5.93%                        88.53%
6/30/98                5.20%            5.65%                        92.04%
9/30/98                4.95%            5.00%                        99.00%
12/31/98               5.05%            5.10%                        99.02%
3/31/99                5.15%            5.63%                        91.47%
6/30/99                5.47%            5.96%                        91.78%
9/30/99                5.83%            6.05%                        96.36%
12/31/99               5.97%            6.48%                        92.13%
3/31/2000              5.82%            5.83%                        99.83%
6/30/2000              5.84%            5.90%                        98.98%
9/30/2000              5.74%            5.89%                        97.45%
12/31/2000             5.27%            5.46%                        96.52%
3/31/2001              5.26%            5.44%                        96.69%
6/30/2001              5.35%            5.76%                        92.88%
9/30/2001              5.20%            5.42%                        95.94%
12/31/2001             5.36%            5.47%                        97.99%
3/31/2002              5.43%            5.80%                        93.62%
6/30/2002              5.27%            5.51%                        95.64%
9/30/2002              4.74%            4.67%                       101.50%
12/31/2002             4.87%            4.76%                       102.31%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
For the 12 months ended December 31, 2002, Morgan Stanley New York Tax-Free Income Fund's Class A, B, C and D shares returned 10.18 percent, 9.32 percent,
9.41 percent and 9.96 percent respectively. During the same period, the Lehman Brothers Municipal Bond Index returned 9.60 percent. The Index is more heavily weighted toward short- and intermediate-term securities and its return does not include expenses. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGE WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

Portfolio Structure
The Fund's net assets of $143 million were diversified among 12 long-term sectors and 40 credits. At the end of December, average modified duration, a measure of sensitivity to interest-rate changes, was 6.7 years versus 8.2 years a year earlier. Generally, a portfolio with a longer duration will have greater price volatility. The portfolio's average maturity was 18 years. Credit quality remained high with over 75 percent of the long-term portfolio rated AA or better. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead
We expect that low interest rates, fiscal stimulus and other favorable fundamental conditions should support improved economic growth this year. There is a risk that the prospect of war with Iraq will curb economic activity. However, we believe that the Federal Reserve remains willing and able to further ease monetary policy should growth remain below potential.

In our view, the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage. We anticipate that the Fund will maintain a shorter-than-average duration to guard against the possibility of rising interest rates induced by economic recovery.

We appreciate your ongoing support of Morgan Stanley New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2002
(% OF NET ASSETS)

EDUCATION           15%
TRANSPORTATION      15%
PUBLIC FACILITIES   10%
MORTGAGE             8%
WATER & SEWER        8%
GENERAL OBLIGATION   7%
IDR/PCR*             7%
REFUNDED             7%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA  42%
Aa or AA    35%
A or A      14%
Baa or BBB   5%
N/R          4%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)
WEIGHTED AVERAGE MATURITY: 18 YEARS

1-5 YEARS       6.5%
5-10 YEARS      8.0%
10-15 YEARS    27.7%
15-20 YEARS    24.3%
20-30 YEARS    29.2%
OVER 30 YEARS   4.3%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2002 CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS YEARS BONDS CALLABLE * APPROXIMATELY 90% WERE PREVIOUSLY CALLABLE.

2003    8%
2004    7%
2005    5%
2006   11%
2007    1%
2008    9%
2009    4%
2010   11%
2011    7%
2012+  37%

COST (BOOK) YIELD*
WEIGHTED AVERAGE BOOK YIELD: 6%

2003   7.9%
2004   6.0%
2005   6.6%
2006   6.5%
2007   5.6%
2008   5.3%
2009   5.5%
2010   5.6%
2011   5.0%
2012+  5.3%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.9% ON 8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
ANNUAL HOUSEHOLDING NOTICE / / DECEMBER 31, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley New York Tax-Free Income Fund
FUND PERFORMANCE / / DECEMBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

             FUND     LEHMAN(4)
Dec-1992     $10,000    $10,000
Dec-1993     $11,172    $11,228
Dec-1994     $10,307    $10,648
Dec-1995     $12,017    $12,507
Dec-1996     $12,356    $13,060
Dec-1997     $13,397    $14,261
Dec-1998     $14,110    $15,185
Dec-1999     $13,463    $14,873
Dec-2000     $14,931    $16,611
Dec-2001     $15,418    $17,462
Dec-2002  $16,855(3)    $19,139

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED DECEMBER 31, 2002
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   1 Year                     10.18%(1)  5.50%(2)   1 Year                     9.32%(1)    4.32%(2)
   5 Years                     5.30%(1)  4.39%(2)   5 Years                    4.70%(1)    4.37%(2)
   Since Inception (7/28/97)   5.49%(1)  4.65%(2)   10 Years                   5.36%(1)    5.36%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     9.41%(1)    8.41%(2)    1 Year                     9.96%(1)
   5 Years                    4.71%(1)    4.71%(2)    5 Years                    5.43%(1)
   Since Inception (7/28/97)  4.87%(1)    4.87%(2)    Since Inception (7/28/97)  5.62%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2002.
(4) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST BAA OR BBB BY MOODY'S INVESTORS
     SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002

PRINCIPAL
AMOUNT IN                                   COUPON   MATURITY
THOUSANDS                                    RATE      DATE       VALUE

---------------------------------------------------------------------------

           New York Tax-Exempt Municipal Bonds (95.4%)
           GENERAL OBLIGATION (7.4%)
$    605   New York City, 1997 Ser D.....   6.00%    08/01/06  $    607,087
           New York State,
   1,000    Ser 1996 A Refg..............   6.00     07/15/08     1,166,300
   3,500    Ser 1995 B Refg..............   5.70     08/15/13     3,872,540
   5,000   Puerto Rico, Public
            Improvement Refg Ser 1987
            A............................   3.00     07/01/06     5,003,400
--------                                                       ------------
  10,105                                                         10,649,327
--------                                                       ------------
           EDUCATIONAL FACILITIES REVENUE (14.9%)
     500   Hempstead Industrial
            Development Agency, Hofstra
            University Ser 1996 (MBIA)...   5.80     07/01/15       566,195
   2,500   New York City Industrial
            Development Agency,
            Polytechnic University
            2000.........................   6.00     11/01/20     2,606,150
           New York State Dormitory Authority,
     965    City University Ser 1992 U...   6.375    07/01/08       988,257
   3,000    City University Ser 1993 A...   5.75     07/01/09     3,456,180
   1,000    Nassau County BOCES Ser 2001A
             (FSA).......................   5.25     08/15/21     1,050,870
   1,000    New York University Ser 1998
             A (MBIA)....................   5.75     07/01/15     1,176,230
   3,000    State University Ser 1989
             B...........................   0.00     05/15/05     2,842,980
   2,000    State University 1993 Ser
             A...........................   5.25     05/15/15     2,235,780
   6,000    State University Ser 2002....   5.00     07/01/32     5,990,819
     500    University of Rochester Ser
             1993 A......................   5.625    07/01/12       519,980
--------                                                       ------------
  20,465                                                         21,433,441
--------                                                       ------------
           ELECTRIC REVENUE (3.9%)
           Long Island Power Authority,
   5,000    Ser 2000 A (FSA).............   0.00     06/01/18     2,510,200
   1,000    Ser 1998 A (FSA).............   5.125    12/01/22     1,027,570
   2,000   New York State Power
            Authority, Ser 2000 A........   5.25     11/15/40     2,049,220
--------                                                       ------------
   8,000                                                          5,586,990
--------                                                       ------------
           HOSPITAL REVENUE (4.2%)
   1,500   New York City Industrial
            Development Agency, Staten
            Island University Hospital
            Ser B........................   6.375    07/01/31     1,512,210
   4,300   New York State Medical Care
            Facilities Finance Agency,
            Hospital & Nursing Home - FHA
            Insured Mtge 1993 Ser B......   5.50     02/15/22     4,546,906
--------                                                       ------------
   5,800                                                          6,059,116
--------                                                       ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL
           REVENUE (7.2%)
           New York City Industrial Development Agency, Airis JFK I LLC
   1,000    Ser 2001 A (AMT).............   5.50     07/01/28       933,270
   2,000    Brooklyn Navy Yard
             Cogeneration Partners LP Ser
             1997 (AMT)..................   5.75     10/01/36     1,918,040

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    MATURITY
THOUSANDS                                   RATE      DATE        VALUE

---------------------------------------------------------------------------

$  6,000   New York State Energy
            Research & Development
            Authority, Brooklyn Union Gas
            Co 1991 Ser D (AMT)..........  12.385%++ 07/01/26  $  7,535,520
--------                                                       ------------
   9,000                                                         10,386,830
--------                                                       ------------
           MORTGAGE REVENUE - MULTI-FAMILY (7.6%)
           New York City Housing Development Corporation,
   2,019    East Midtown Proj - FHA Ins
             Sec 223.....................   6.50     11/15/18     2,123,483
   2,058    Ruppert Proj - FHA Ins Sec
             223.........................   6.50     11/15/18     2,163,634
   6,000   New York State Housing Finance
            Agency, 1996 Ser A Refg
            (FSA)........................   6.10     11/01/15     6,639,540
--------                                                       ------------
  10,077                                                         10,926,657
--------                                                       ------------
           NURSING & HEALTH RELATED FACILITIES REVENUE (3.1%)
           New York State Medical Care Facilities Finance Agency,
   2,295    Long Term Health Care 1992
             Ser D (FSA).................   6.50     11/01/15     2,346,133
   2,000    Mental Health Services 1993
             Ser F Refg..................   5.25     02/15/19     2,026,280
--------                                                       ------------
   4,295                                                          4,372,413
--------                                                       ------------
           PUBLIC FACILITIES REVENUE (9.6%)
           Empire State Development Corporation,
   2,000    Personal Income Tax Ser 2002
             A...........................   5.375    03/15/19     2,165,060
   1,750    Personal Income Tax Ser 2002
             A...........................   5.375    03/15/20     1,879,255
   2,000    Personal Income Tax Ser 2002
             C-1 (FGIC)..................   5.50     03/15/20     2,196,440
     500   New York City Cultural
            Resources Trust, The New York
            Botanical Garden Ser 1996
            (MBIA).......................   5.75     07/01/16       558,540
   1,035   New York City Industrial
            Development Agency, Royal
            Charter Properties - The New
            York & Presbytrian Hospital
            Parking Ser 2001 (FSA).......   5.25     12/15/32     1,076,090
           New York State Dormitory Authority,
   4,000    School Districts Ser 2002 E
             (MBIA)......................   5.50     10/01/17     4,469,960
   1,300    School Districts Ser 2002 C
             (MBIA)......................   5.25     04/01/21     1,379,339
--------                                                       ------------
  12,585                                                         13,724,684
--------                                                       ------------
           TRANSPORTATION FACILITIES REVENUE (15.1%)
     400   Buffalo & Fort Erie Public
            Bridge Authority, Toll Bridge
            Ser 1995 (MBIA)..............   5.75     01/01/25       427,388
           Metropolitan Transportation Authority,
   5,000    Dedicated Tax Fund Refg Ser
             2002 A (FSA)................   5.25     11/15/24     5,235,050
   3,000    Transportation, Refg Ser 2002
             A (Ambac)...................   5.50     11/15/14     3,490,740
           New York State Thruway Authority,
     500    Local Highway & Bridge
             Ser 2000 A (FSA)............   6.00     04/01/16       597,655
   3,000    Local Highway & Bridge Ser
             2000 A......................   5.25     04/01/20     3,166,110
     500    Local Highway & Bridge Ser
             2001 B (MBIA)...............   5.25     04/01/17       541,885
   1,000   Port Authority of New York &
            New Jersey, Cons 121 Ser
            (MBIA).......................   5.125    10/15/30     1,022,060

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    MATURITY
THOUSANDS                                   RATE      DATE        VALUE

---------------------------------------------------------------------------

$  3,000   Triborough Bridge & Tunnel
            Authority, Ser 2001 A........   5.00%    01/01/32  $  3,028,140
           Puerto Rico Highway & Transportation Authority,
   2,000    Refg Ser X...................   5.50     07/01/15     2,244,640
   2,000    Ser 1998 A...................   4.75     07/01/38     1,923,740
--------                                                       ------------
  20,400                                                         21,677,408
--------                                                       ------------
           WATER & SEWER REVENUE (7.9%)
           New York City Municipal Water Finance Authority,
   1,000    1998 Ser D...................   4.75     06/15/25       989,090
   3,000    2001 Ser B...................   5.125    06/15/31     3,056,610
   2,000   New York State Environmental
            Facilities Corporation, Clean
            Drinking Water Ser 1998 C....   5.00     06/15/19     2,079,300
     500   Oneida-Herkimer Solid Waste
            Management Authority, Ser
            1992.........................   6.65     04/01/05       515,515
   4,000   Suffolk Country Industrial
            Development Agency, Southwest
            Sewer Ser 1994 (FGIC)........   6.00     02/01/08     4,639,880
--------                                                       ------------
  10,500                                                         11,280,395
--------                                                       ------------
           OTHER REVENUE (7.6%)
           New York City Transitional Finance Authority,
   2,000    2001 Ser A...................   5.375    02/15/22     2,307,260
   2,000    2003 Ser A...................   5.50+    11/01/26     2,237,060
     615    2000 Ser C...................   5.50     11/01/29       715,903
   5,000   New York Local Government
            Assistance Corporation, Ser
            1993 C.......................   5.50     04/01/17     5,656,850
--------                                                       ------------
   9,615                                                         10,917,073
--------                                                       ------------
           REFUNDED (6.9%)
   2,790   New York State Dormitory
            Authority, Suffolk County
            Judicial Ser 1986 (ETM)......   7.375    07/01/16     3,517,381
   2,000   Triborough Bridge & Tunnel
            Authority, Refg Ser 1998 A
            (MBIA) (ETM).................   4.75     01/01/24     2,007,940
   4,000   Puerto Rico Infrastructure
            Financing Authority, 2000 Ser
            A (ETM)......................   5.375    10/01/24     4,289,440
--------                                                       ------------
   8,790                                                          9,814,761
--------                                                       ------------
           Total New York Tax-Exempt Municipal Bonds
            (COST $125,225,011)..............................   136,829,095
 129,632
--------                                                       ------------
           Short-Term New York Tax-Exempt Municipal Obligations (4.4%)
   1,860   Jay Street Development
            Corporation, Courts Facility
            2001 Ser A-2 (Demand
            01/02/03)....................   1.55*    05/01/20     1,860,000
   2,100   New York City, Fiscal 1993 Ser
            A (Demand 01/02/03)..........   1.55*    08/01/16     2,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON    MATURITY
THOUSANDS                                   RATE      DATE        VALUE

---------------------------------------------------------------------------

           Port Authority of New York &
            New Jersey, Ser 2
            (Demand 01/02/03)............   1.65%*   05/01/19  $  2,300,000
$  2,300
--------                                                       ------------
           Total Short-Term New York Tax-Exempt Municipal
            Obligations
            (COST $6,260,000)................................
                                                                  6,260,000
   6,260
--------                                                       ------------

          Total Investments
$135,892   (COST $131,485,011)(A).......       99.8%      143,089,095
========
          Other Assets in Excess of
           Liabilities..................        0.2           289,899
                                              -----      ------------
          Net Assets....................      100.0%     $143,378,994
                                              =====      ============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 ETM  ESCROWED TO MATURITY.
  *   CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
  +   STEP UP SECURITY; WILL CONVERT TO 14% ON NOVEMBER 1, 2011.
 ++ CURRENT COUPON RATE FOR RESIDUAL INTEREST BONDS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SHORT-TERM SECURITY FLUCTUATES.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,714,701 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $110,617, RESULTING IN NET UNREALIZED APPRECIATION OF $11,604,084.

BOND INSURANCE:

 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2002

Assets:
Investments in securities, at value (cost
 $131,485,011)....................................  $143,089,095
Cash..............................................       47,478
Receivable for:
  Interest........................................    1,800,450
  Shares of beneficial interest sold..............       60,575
Prepaid expenses and other assets.................        9,891
                                                    -----------
    Total Assets..................................  145,007,489
                                                    -----------
Liabilities:
Payable for:
  Dividends and distributions to shareholders.....    1,305,676
  Distribution fee................................       83,755
  Investment management fee.......................       68,860
  Shares of beneficial interest redeemed..........       57,256
Accrued expenses..................................      112,948
                                                    -----------
    Total Liabilities.............................    1,628,495
                                                    -----------
    Net Assets....................................  $143,378,994
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $131,648,964
Net unrealized appreciation.......................   11,604,084
Accumulated undistributed net investment income...      124,636
Accumulated undistributed net
 realized gain....................................        1,310
                                                    -----------
    Net Assets....................................  $143,378,994
                                                    ===========
Class A Shares:
Net Assets........................................   $5,225,753
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      441,974
    Net Asset Value Per Share.....................  $     11.82
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $     12.34
                                                    ===========
Class B Shares:
Net Assets........................................  $122,098,918
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   10,345,830
    Net Asset Value Per Share.....................  $     11.80
                                                    ===========
Class C Shares:
Net Assets........................................   $3,521,145
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      298,676
    Net Asset Value Per Share.....................  $     11.79
                                                    ===========
Class D Shares:
Net Assets........................................  $12,533,178
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,065,943
    Net Asset Value Per Share.....................  $     11.76
                                                    ===========

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2002

Net Investment Income:
Interest Income...................................  $7,485,560
                                                    ----------
Expenses
Distribution fee (Class A shares).................       7,195
Distribution fee (Class B shares).................     905,027
Distribution fee (Class C shares).................      26,118
Investment management fee.........................     767,483
Shareholder reports and notices...................      65,237
Transfer agent fees and expenses..................      61,031
Professional fees.................................      53,414
Trustees' fees and expenses.......................      17,331
Custodian fees....................................       7,764
Other.............................................      13,177
                                                    ----------

    Total Expenses................................   1,923,777

Less: expense offset..............................      (7,726)
                                                    ----------

    Net Expenses..................................   1,916,051
                                                    ----------

    Net Investment Income.........................   5,569,509
                                                    ----------

Net Realized and Unrealized Gain:
Net realized gain.................................   2,653,787
Net change in unrealized appreciation.............   4,157,253
                                                    ----------
    Net Gain......................................   6,811,040
                                                    ----------
Net Increase......................................  $12,380,549
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2002  DECEMBER 31, 2001
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  5,569,509       $  5,514,179
Net realized gain.......................       2,653,787            181,968
Net change in unrealized appreciation...       4,157,253         (1,215,524)
                                            ------------       ------------
    Net Increase........................      12,380,549          4,480,623
                                            ------------       ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (144,852)           (93,456)
  Class B shares........................      (4,671,373)        (4,764,234)
  Class C shares........................        (133,930)          (100,442)
  Class D shares........................        (554,643)          (503,040)
Net realized gain*
  Class A shares........................        (118,438)            (7,059)
  Class B shares........................      (2,788,076)          (320,593)
  Class C shares........................         (80,757)            (8,428)
  Class D shares........................        (286,792)           (28,905)
                                            ------------       ------------
    Total Dividends and Distributions...      (8,778,861)        (5,826,157)
                                            ------------       ------------

Net increase from transactions in shares
 of beneficial interest.................       5,331,906          1,469,483
                                            ------------       ------------

    Net Increase........................       8,933,594            123,949

Net Assets:
Beginning of period.....................     134,445,400        134,321,451
                                            ------------       ------------

End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME OF $124,636 AND
$668,212, RESPECTIVELY).................    $143,378,994       $134,445,400
                                            ============       ============

---------------------

 *    INCLUDES SHORT-TERM GAINS OF:

  CLASS A SHARES........................      --        $      1,539
  CLASS B SHARES........................      --              58,637
  CLASS C SHARES........................      --               1,778
  CLASS D SHARES........................      --               5,141
                                          ------------  ------------
    TOTAL SHORT-TERM GAINS..............      --        $     67,095
                                          ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts approximately totaled $1,297,000 at December 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $57,439 and $7,747, respectively and received $28,041 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2002 aggregated $28,145,719 and $27,967,259, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,500.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,219. At December 31, 2002, the Fund had an accrued pension liability of $58,931 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $608,287.

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2002, the Fund held a position in a residual interest bond having a total value of $7,535,520, which represents 5.3% of the Fund's net assets.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2002 CONTINUED

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                   DECEMBER 31, 2002         DECEMBER 31, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................   1,709,367  $ 20,244,891   1,435,967  $ 16,896,291
Reinvestment of dividends and
 distributions................      16,605       195,757       5,892        68,489
Redeemed......................  (1,552,899)  (18,352,037) (1,230,163)  (14,533,042)
                                ----------  ------------  ----------  ------------
Net increase -- Class A.......     173,073     2,088,611     211,696     2,431,738
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   1,286,421    15,165,415   1,757,768    20,543,109
Reinvestment of dividends and
 distributions................     375,930     4,430,966     248,547     2,893,624
Redeemed......................  (1,549,204)  (18,257,685) (2,278,600)  (26,605,134)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class B......................     113,147     1,338,696    (272,285)   (3,168,401)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     266,760     3,187,296     214,953     2,508,753
Reinvestment of dividends and
 distributions................       8,899       104,676       4,684        54,432
Redeemed......................    (287,332)   (3,394,507)    (23,213)     (270,072)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................     (11,673)     (102,535)    196,424     2,293,113
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     985,512    11,602,457      77,208       899,680
Reinvestment of dividends and
 distributions................      42,450       498,825      22,264       258,744
Redeemed......................    (859,274)  (10,094,148)   (106,841)   (1,245,391)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................     168,688     2,007,134      (7,369)      (86,967)
                                ----------  ------------  ----------  ------------
Net increase in Fund..........     443,235  $  5,331,906     128,466  $  1,469,483
                                ==========  ============  ==========  ============

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.47         $11.56         $10.89         $11.90         $12.16
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.52           0.53           0.53           0.53           0.55
  Net realized and
   unrealized gain
   (loss)................        0.62          (0.06)          0.66          (1.00)          0.13
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...        1.14           0.47           1.19          (0.47)          0.68
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.52)         (0.53)         (0.52)         (0.52)         (0.55)
  Net realized gain......       (0.27)         (0.03)        -               (0.02)         (0.39)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.79)         (0.56)         (0.52)         (0.54)         (0.94)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.82         $11.47         $11.56         $10.89         $11.90
                               ======         ======         ======         ======         ======

Total Return+............       10.18%          4.08%         11.29%         (4.03)%         5.68%

Ratios to Average Net
 Assets(2):
Expenses (before expense
 offset).................        0.92%(1)       0.94%(1)       0.96%(1)       0.89 %         0.93%(1)
Net investment income....        4.44%          4.50%          4.78%          4.58 %         4.50%
Supplemental Data:
Net assets, end of
 period, in
 thousands...............      $5,226         $3,084           $661           $408           $393
Portfolio turnover
 rate....................          21%            11%            21%             3%            24%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
 (2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.48         $11.60         $10.91         $11.92         $12.16
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.46           0.47           0.47           0.46           0.49
  Net realized and
   unrealized gain
   (loss)................        0.59          (0.10)          0.69          (0.99)          0.15
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...        1.05           0.37           1.16          (0.53)          0.64
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.46)         (0.46)         (0.47)         (0.46)         (0.49)
  Net realized gain......       (0.27)         (0.03)        -               (0.02)         (0.39)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.73)         (0.49)         (0.47)         (0.48)         (0.88)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.80         $11.48         $11.60         $10.91         $11.92
                               ======         ======         ======         ======         ======

Total Return+............        9.32%          3.26%         10.90%         (4.58)%         5.32%

Ratios to Average Net
 Assets(2):
Expenses (before expense
 offset).................        1.46%(1)       1.46%(1)       1.47%(1)       1.48 %         1.44%(1)
Net investment income....        3.90%          3.99%          4.27%          3.99 %         3.99%
Supplemental Data:
Net assets, end of
 period, in
 thousands...............    $122,099       $117,519       $121,867       $124,774       $162,659
Portfolio turnover
 rate....................          21%            11%            21%             3 %           24%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
 (2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.46         $11.57         $10.89         $11.90         $12.14
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.46           0.47           0.47           0.46           0.48
  Net realized and
   unrealized gain
   (loss)................        0.60          (0.09)          0.68          (0.99)          0.15
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...        1.06           0.38           1.15          (0.53)          0.63
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.46)         (0.46)         (0.47)         (0.46)         (0.48)
  Net realized gain......       (0.27)         (0.03)        -               (0.02)         (0.39)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.73)         (0.49)         (0.47)         (0.48)         (0.87)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.79         $11.46         $11.57         $10.89         $11.90
                               ======         ======         ======         ======         ======

Total Return+............        9.41%          3.33%         10.81%         (4.60)%         5.30%

Ratios to Average Net
 Assets(2):
Expenses (before expense
 offset).................        1.46%(1)       1.46%(1)       1.47%(1)       1.48 %         1.44%(1)
Net investment income....        3.90%          3.99%          4.27%          3.99 %         3.99%
Supplemental Data:
Net assets, end of
 period, in thousands....      $3,521         $3,557         $1,318           $840           $765
Portfolio turnover
 rate....................          21%            11%            21%             3 %           24%

---------------------

  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
 (2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $11.46         $11.58         $10.90         $11.91         $12.15
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.55           0.56           0.55           0.55           0.58
  Net realized and
   unrealized gain
   (loss)................        0.56          (0.10)          0.68          (1.00)          0.15
                               ------         ------         ------         ------         ------
Total income (loss)
 investment operations...        1.11           0.46           1.23          (0.45)          0.73
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.54)         (0.55)         (0.55)         (0.54)         (0.58)
  Net realized gain......       (0.27)         (0.03)        -               (0.02)         (0.39)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.81)         (0.58)         (0.55)         (0.56)         (0.97)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.76         $11.46         $11.58         $10.90         $11.91
                               ======         ======         ======         ======         ======

Total Return+............        9.96%          4.04%         11.64%         (3.87)%         6.12%

Ratios to Average Net
 Assets(2):
Expenses (before expense
 offset).................        0.71%(1)       0.71%(1)       0.72%(1)       0.73 %         0.69%(1)
Net investment income....        4.65%          4.74%          5.02%          4.74 %         4.74%
Supplemental Data:
Net assets, end of
 period, in thousands....     $12,533        $10,285        $10,475           $116            $82
Portfolio turnover
 rate....................          21%            11%            21%             3 %           24%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
 (2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley New York Tax-Free Income Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley New York Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Tax-Free Income Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 10, 2003

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 2002, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                     CLASS A             CLASS B             CLASS C             CLASS D
                                ------------------  ------------------  ------------------  ------------------
Tax-Exempt Income.............        $0.52               $0.46               $0.46               $0.54
Long-Term Capital Gains.......        $0.27               $0.27               $0.27               $0.27

Morgan Stanley New York Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley New York Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley New York Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley New York Tax-Free Income Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center,         Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY


MORGAN STANLEY

[GRAPHIC]

MORGAN STANLEY
NEW YORK TAX-FREE
INCOME FUND


ANNUAL REPORT
DECEMBER 31, 2002

37935RPT-9864A03-AP-1/03